Other assets and liabilities F.1. Trade receivables (Details) - Trade receivables, net - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 390	$ 443
Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	252	319
Gross trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	800	851
Less: provisions for expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(411)	(408)
30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	64	61
Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	74	63
Telecom operators
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26	28
Telecom operators | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8	19
Telecom operators | 30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8	5
Telecom operators | Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10	4
Own customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	303	364
Own customers | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	214	263
Own customers | 30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	47	49
Own customers | Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42	51
Others
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	61	52
Others | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	29	37
Others | 30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9	7
Others | Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 22	$ 8